DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES	12 Months Ended
Mar. 31, 2020
DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES
Note 10 — DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES

Embedded Derivatives

The Company has determined that the contingent redemption features upon a liquidation or deemed liquidation event, holder optional redemption, and fundamental transaction make-whole redemption features are required to be accounted for separately from the New Preferred Stock as derivative liabilities. The economic characteristics of the New Preferred Stock are considered more akin to a debt instrument because the shares are redeemable at the holder’s option and the redemption value is significantly greater than the original issue price, the shares carry a fixed mandatory dividend (paid in kind), and specified rate of return. Such factors indicate the New Preferred Stock’s most likely method of settlement is the exercise of a redemption feature rather than through conversion; therefore, the embedded features were analyzed against a debt-like host when determining if such features should require bifurcation. The Company determined that each of the redemption features described above must be bifurcated and accounted for separately from the New Preferred Stock because exercise of each feature would result in substantial premiums to the holder. See Note 15 for description of the New Preferred Stock.

ASC 815, Derivatives and Hedging does not permit an issuer to account separately for individual derivative terms and features embedded in hybrid financial instruments that require bifurcation and liability classification as derivative financial instruments. Rather, such terms and features must be combined and fair valued as a single compound embedded derivative. Accordingly, the Company recorded a compound derivative liability representing the combined fair value of redemption options described above. The Preferred Stock embedded derivative liability will be remeasured each period with changes in fair value recognized in earnings.

The following tables summarize the fair value of the compound derivative linked to the New Preferred Stock:

Derivatives not designated as hedging instruments	Successor Five Months Ended March 31, 2020 Fair Value
Preferred stock embedded derivative	$286,182
Total derivatives not designated as hedging instruments	$286,182

Successor Five Months Ended March 31, 2020
Total amounts of income and expense line items presented in the statement of financial performance in which the effects of fair value are recorded	Change in fair value of preferred stock derivative liability
Gain or (loss) on derivatives not designated as hedging instruments:
Preferred stock embedded derivative	$184,140

Changes in the fair value of the New Preferred Stock derivative liability, carried at fair value, are reported as change in fair value of the Preferred Stock derivative liability in the consolidated statements of operations. For the five months ended March 31, 2020 (Successor), the Company recognized non-cash benefit of $184.1 million due to a decrease in the Preferred Stock derivative liability related to the embedded derivative in the New Preferred Stock.

The Company uses a binomial option pricing method to value the compound derivative. The option pricing method requires the development and use of assumptions. These assumptions include estimated volatility of the value of the Company’s common stock, assumptions regarding possible conversion or early redemption dates, an appropriate risk-free interest rate, risky bond rate, and dividend yields. For further details on fair value, see Note 9.

Derivatives Designated as Hedging Instruments

From time to time, the Company enters into forward exchange contracts as a hedge against foreign currency asset and liability commitments and anticipated transaction exposures, including intercompany purchases. All derivatives are recognized as assets or liabilities and measured at fair value. The Company does not use financial instruments for trading or speculative purposes.

During fiscal year 2019 (Predecessor), the seven months ended October 31, 2019 (Predecessor) and the five months ended March 31, 2020 (Successor), the Company entered into foreign currency put option contracts of £5 million per month through February 2021 to mitigate a portion of the Company’s foreign currency exposure. Upon emergence from bankruptcy, these derivatives were re-designated as cash flow hedges.

The designation of a derivative instrument as a hedge and its ability to meet relevant hedge accounting criteria determines how the change in fair value of the derivative instrument will be reflected in the consolidated financial statements. A derivative qualifies for hedge accounting if, at inception of the hedging relationship, the derivative is expected to be highly effective in offsetting the hedged item’s underlying cash flows or fair value and the documentation requirements of the accounting standard for derivative instruments and hedging activities are fulfilled at the time the Company entered into the derivative contract. A hedge is designated as a cash flow hedge, fair value hedge, or a net investment in foreign operations hedge based on the exposure being hedged. The asset or liability value of the derivative will change in tandem with its fair value. For derivatives designated as cash flow hedges, the changes in fair value are recorded in accumulated other comprehensive income (loss). The derivative’s gain or loss is released from accumulated other comprehensive income (loss) to match the timing of the effect on earnings of the hedged item’s underlying cash flows.

The Company reviews the effectiveness of hedging instruments on a quarterly basis. The Company discontinues hedge accounting for any hedge that the Company no longer considers to be highly effective. Changes in fair value for derivatives not designated as hedges or those not qualifying for hedge accounting are recognized in current period earnings.

None of the Company’s derivative instruments contain credit-risk-related contingent features. Counterparties to the Company’s derivative contracts are high credit quality financial institutions.

The following table presents the balance sheet location and fair value of the portions of the Company’s derivative instruments that were designated as hedging instruments as of March 31, 2020 (Successor) (in thousands):

	Derivatives designated as hedging instruments under ASC 815	Derivatives not designated as hedging instruments under ASC 815	Gross amounts of recognized assets and liabilities	Gross amounts offset in the Balance Sheet	Net amounts of assets and liabilities presented in the Balance Sheet
Prepaid expenses and other current assets	$2,747	$—	$2,747	$—	$2,747
Net	$2,747	$—	$2,747	$—	$2,747

The following table presents the balance sheet location and fair value of the portions of the Company’s derivative instruments that were designated as hedging instruments as of March 31, 2019 (Predecessor) (in thousands):

	Derivatives designated as hedging instruments under ASC 815	Derivatives not designated as hedging instruments under ASC 815	Gross amounts of recognized assets and liabilities	Gross amounts offset in the Balance Sheet	Net amounts of assets and liabilities presented in the Balance Sheet
Prepaid expenses and other current assets	$1,845	$—	$1,845	$—	$1,845
Net	$1,845	$—	$1,845	$—	$1,845

The following table presents the impact that derivative instruments, designated as cash flow hedges, had on accumulated other comprehensive loss (net of tax) and consolidated statements of operations (in thousands):

	Successor	Predecessor
	Five Months Ended March 31, 2020	Seven Months Ended October 31, 2019	Financial statement location
Amount of income (loss) recognized in accumulated other comprehensive loss	$—	$(1,828)	Accumulated other comprehensive loss

Amount of income (loss) reclassified from accumulated other comprehensive loss into earnings	$—	$(1,146)	Statements of operations

The following table presents the impact that derivative instruments, designated as cash flow hedges, had on accumulated other comprehensive loss (net of tax) and consolidated statements of operations for fiscal year 2019 (Predecessor) (in thousands):

		Financial statement location
Amount of loss recognized in accumulated other comprehensive loss	$(506)	Accumulated other comprehensive loss
Amount of loss reclassified from accumulated other comprehensive loss into earnings	$(464)	Statement of operations

The Company estimates that $1.4 million of net losses in accumulated other comprehensive loss associated with its derivative instruments is expected to be reclassified into earnings within the next twelve months.